Annual Total Returns (Vanguard Tax-Managed International Fund - Admiral Shares Retail) (Vanguard Tax-Managed International Fund, Vanguard Tax-Managed International Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Annual Total Return
2012	18.56%
2011	(12.51%)
2010	8.36%
2009	28.27%
2008	(41.27%)
2007	11.15%
2006	26.27%
2005	13.60%
2004	20.25%
2003	38.67%